INVESTMENTS AND OTHER ASSETS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Investment and other assets
Marketable debt securities	$ 22	$ 26
Equity investments in unconsolidated health care entities	23	27
Total investments	45	53
Cash surrender value of life insurance policies	18	18
Long-term deposits	47	49
Land held for expansion, long-term receivables and other assets	46	44
Investments and other assets	156	164
Equity earnings of unconsolidated affiliates	8	5
Accumulated unrealized gains on investments, maximum	$ 1	$ 1